Expense Example - Delaware Ivy VIP International Core Equity - Class I	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	94	293	509	1,131